CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Loss for the year	$ (222,097,491)	$ (3,577,590)
Adjustment for:
Depreciation of property, plant and equipment and right-of-use assets	287,800	114,042
Impairment of property, plant and equipment and right-of-use assets	40,599
Amortization of intangible assets	136,489	135,045
Equity settled share based payment charge	70,892,497	362,364
Equity settled bonus payment		121,535
Fair value movements	46,477,209	62,687
Foreign exchange movements	96,548	(182,583)
Share-based payment charge on acquisition of CIIG	81,551,286
Professional fees in association with the Business Combination	15,992,016
Loss on early termination of leases	(11,309)
Loss on disposal of shares in affiliates	(1,423)
Finance income	(9,292)	(2,693)
Finance expense	560,009	305,483
Total adjustments to reconcile profit (loss)	(6,085,062)	(2,661,710)
Changes in:
Inventories	(572,083)	(90,674)
Trade and other receivables	(586,560)	(134,659)
Other non-current assets	73,520	(111,110)
Trade and other payables	611,064	162,890
Other non-current liabilities	53,698	32,404
Cash generation from operating activities	(6,505,423)	(2,802,859)
Net cash used in operating activities	(6,505,423)	(2,802,859)
Cash flows from investing activities
Acquisition of property, plant and equipment	(173,335)	(633,102)
Acquisition of intangible assets	(123,662)	(65,668)
Loan to related parties	1,834	(15,416)
Interest received	9,292	2,693
Restricted cash		245,247
Net cash used in investing activities	(285,871)	(466,246)
Cash flows from financing activities
Drawdown of loans	7,579,105
Repayment of loans	(84,606)	(12,695)
Payment of lease liabilities	(109,974)	(33,883)
Proceeds from issuance of shares		5,155,544
Professional fees in association with the Business Combination	(1,680,440)
Interest paid	(55,248)	(38,985)
Net cash from financing activities	5,648,837	5,069,981
Net (decrease) increase in cash and cash equivalents	(1,142,457)	1,800,876
Cash and cash equivalents at October 1, 2022 and 2021	1,963,087	159,723
Effect of exchange rate fluctuations on cash held	2,593	2,488
Cash and cash equivalents at September 30, 2023 and 2022	$ 823,223	$ 1,963,087